ASSET ACQUISITION AND LONG-TERM PAYABLE (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Equity instrument consideration, rate	100.00%	100.00%
Payment to shareholders	$ 2,151,383	¥ 14,840,028
Monthly payment	$ 25,612		¥ 176,667
Monthly interest rate	1.00%	1.00%
Fixed assets assumed	$ 1,464,214
Long-term payable assumed	$ 1,464,214
Payment description	$290,495 was recorded as other payable for the year ended December 31, 2024, including $135,725 of capital and $154,770 of interest at 1% compound monthly interest rate, among them, $73,832 was paid.	$290,495 was recorded as other payable for the year ended December 31, 2024, including $135,725 of capital and $154,770 of interest at 1% compound monthly interest rate, among them, $73,832 was paid.
Long-term payable	$ 1,095,690			$ 1,423,116